Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2017
Current prepayments and current accrued income [abstract]
Account Payables and Accrued Expenses
Note 17. Account Payables and Accrued Expenses
As at December 31:	2017	2016
Trade and account payables	$39,528	$27,053
Value-added, goods and services and other taxes (other than income taxes)	2,559	3,610
Compensation	392	1,837
Contract liabilities	769	535
Deposits from customers	—	1,471
Acquisition price payables	—	1,716
Sale of shares on behalf of other	—	3,067
Provision for guarantee	1,502	—
Other	—	5,825
	$44,750	$45,114

Trade payables arise from the Group’s day-to-day trading activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.